Investment Portfolioas of August 31, 2026 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 151.9%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	834,990
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,713,726
		2,548,716
Alaska 2.3%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,359,595
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	3,727,671
		8,087,266
Arizona 2.7%
Arizona, Salt River Project Agricultural Improvement & Power District, Revenue, Series A, 5.0%, 1/1/2054	5,000,000	5,051,634
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,068,860
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,476,926
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	901,903
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	945,339
		9,444,662
California 15.2%
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, 2.25% (b), 9/1/2026, LOC: Barclays Bank PLC	7,100,000	7,100,000
Series A, 2.35% (b), 9/1/2026, LOC: Barclays Bank PLC	13,135,000	13,135,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, Prerefunded, 5.0%, 10/1/2042	345,000	362,138
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	3,742,260
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	2,510,000	2,590,533
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	1,000,149
California, University of California Revenue:
Series AL-2, 2.35% (b), 9/1/2026	3,800,000	3,800,000
Series AL-1, 2.4% (b), 9/1/2026	600,000	600,000
Series Z-2, 3.74% (b), 9/7/2026	650,000	650,000
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,765,819
Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,473,672
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,265,963
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,044,286
Series 2ND, AMT, 5.0%, 5/1/2048	2,965,000	2,966,296
		52,496,116

Colorado 6.9%
Colorado, Canyons Metropolitan District No. 5, General Obligation, Series A, 5.25%, 12/1/2059, INS: BAM	1,500,000	1,515,745
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	435,071
Colorado, Platte River Power Authority, Revenue:
Series LL, 5.0%, 6/1/2051	1,000,000	1,025,625
Series LL, 5.0%, 6/1/2056	2,000,000	2,033,615
Colorado, State Educational & Cultural Facilities Authority Revenue, National Jewish Federation, Series B-5, 3.05% (b), 9/1/2026, LOC: TD Bank NA	600,000	600,000
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	9,005,067
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,356,207
		23,971,330
Connecticut 6.0%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
Series A, 2.9% (b), 9/1/2026	5,500,000	5,500,000
Series A-3, 2.9% (b), 9/1/2026	11,300,000	11,299,999
Series A-4, 2.9% (b), 9/1/2026	4,000,000	4,000,000
		20,799,999
District of Columbia 0.4%
District of Columbia, Airport Authority, Dulles Toll Road Revenue, Series B, 4.0%, 10/1/2049	1,590,000	1,351,111
Florida 6.6%
City of Cape Coral, FL, Water & Sewer Revenue, 5.0%, 10/1/2051	4,000,000	4,034,876
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2052	3,170,000	2,953,294
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series C, 3.03% (b), 9/1/2026, SPA: PNC Bank NA	1,500,000	1,500,000
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 5.5%, 10/1/2055	4,000,000	4,123,922
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AG	3,000,000	3,013,931
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,346,841
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series B, 5.0%, 11/15/2049	3,000,000	2,969,182
		22,942,046
Georgia 4.8%
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	381,943
Series A, 5.75%, 4/1/2053	400,000	420,603
George L Smith II, GA, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,876,222
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	805,954
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,438,109
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	991,123
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,574,712
		16,488,666
Hawaii 1.0%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	1,000,000	1,037,723

Hawaii, State Department of Budget & Finance Revenue, Queen's Health Systems Obligated Group:
Series C, 2.9% (b), 9/1/2026, LOC: TD Bank NA	900,000	900,000
Series B, 2.95% (b), 9/1/2026, LOC: Barclays Bank PLC	1,500,000	1,500,000
		3,437,723
Idaho 0.5%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	1,500,000	1,535,341
Illinois 9.8%
Chicago, IL, O'Hare International Airport Revenue:
Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,790,958
Series C, 5.25%, 1/1/2054	1,220,000	1,252,863
Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,393,102
Series A, AMT, 5.5%, 1/1/2053, INS: AG	1,355,000	1,381,414
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 5.0%, 12/1/2052	3,000,000	3,007,736
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick:
Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,348,249
Zero Coupon, 6/15/2044, INS: AG	2,500,000	1,071,981
Series B, Zero Coupon, 12/15/2051	10,000,000	2,671,016
Illinois, O'Hare International Airport Revenue, Series E, AMT, 5.5%, 1/1/2055	1,875,000	1,929,345
Illinois, State Finance Authority Revenue, Memorial Health System, 5.5%, 4/1/2056	1,000,000	1,028,765
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,724,845
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,026,590
Series A, 5.0%, 5/1/2034	3,500,000	3,577,210
5.5%, 5/1/2039	1,915,000	2,003,434
5.75%, 5/1/2045	735,000	764,334
		33,971,842
Indiana 1.2%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,021,748
Iowa 0.8%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,196,314
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	711,086
		2,907,400
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	800,346
Louisiana 1.7%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, Series B-2, 2.27% (b), 9/7/2026, LOC: TD Bank NA	5,000,000	5,000,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series C, 2.9% (b), 9/1/2026, LOC: TD Bank NA	690,000	690,000
		5,690,000

Maryland 3.4%
Maryland, State Department of Transportation Revenue, Aviation Administration:
Series A, AMT, 5.25%, 8/1/2049, INS: AG	3,500,000	3,582,589
Series A, AMT, 5.25%, 8/1/2054, INS: AG	4,000,000	4,062,920
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,417,029
Series A, 5.75%, 7/1/2053	575,000	596,772
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	746,687
Maryland, State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Health System Corp., Series C, 3.0% (b), 9/1/2026, LOC: Bank of America NA	500,000	500,000
		11,905,997
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,668,236
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,579,153
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,227,231
		6,474,620
Michigan 2.0%
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,565,397
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project, AMT, 5.0%, 6/30/2048	2,200,000	2,137,772
Wayne County, MI, Airport Authority Revenue, Series B, AMT, 5.5%, 12/1/2048, INS: AG	1,000,000	1,038,755
		6,741,924
Minnesota 2.0%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,159,878
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,621,140
		6,781,018
Missouri 1.4%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project:
Series A, AMT, 4.0%, 3/1/2057, INS: AG	2,000,000	1,658,427
Series B, AMT, 5.0%, 3/1/2055, INS: AG	1,540,000	1,519,661
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,700,242
		4,878,330
Nebraska 3.0%
Nebraska, Nebraska Public Power District, Revenue:
Series A, 5.0%, 1/1/2051	2,000,000	2,033,856
Series A, 5.25%, 1/1/2055	8,000,000	8,261,520
		10,295,376
New Jersey 4.2%
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AG	1,250,000	1,257,654

New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	840,250
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	685,043
New Jersey, State Higher Education Student Assistance Authority, Revenue, Series B, AMT, 4.25%, 12/1/2045	890,000	870,642
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	2,952,686
Series A, 5.0%, 12/15/2034	1,065,000	1,101,348
Series AA, 5.0%, 6/15/2046	3,640,000	3,678,406
Series AA, Prerefunded, 5.0%, 6/15/2046	1,960,000	2,066,183
Series BB, 5.25%, 6/15/2050	1,145,000	1,178,887
		14,631,099
New York 20.3%
New York, Albany Capital Resource Corp. Revenue, Medical Center Hospital Obligated Group, Series A, 5.25%, 5/1/2050	2,500,000	2,577,982
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2052	2,000,000	2,009,969
Series C-1, 5.25%, 11/15/2055	520,000	524,690
New York, State Dormitory Authority, Personal Income Tax Revenue, Series D, 5.0%, 2/15/2048	3,000,000	3,050,527
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 2.26% (b), 9/7/2026, LIQ: Freddie Mac, LOC: Freddie Mac	300,000	300,000
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	2,190,000	2,195,423
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	459,025
AMT, 5.625%, 4/1/2040	1,290,000	1,359,017
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	2,063,542
AMT, 6.0%, 6/30/2059	1,385,000	1,448,945
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	269,978
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series A, 4.0%, 3/15/2045	8,830,000	8,057,567
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series A, 5.25%, 11/15/2055	4,000,000	4,120,924
New York City, NY, General Obligation:
Series L-4, 2.9% (b), 9/1/2026, LOC: U.S. Bank NA	4,100,000	4,100,000
Series A-4, 3.1% (b), 9/1/2026, SPA: State Street B&T Co.	8,800,000	8,800,000
Series G-6, 3.1% (b), 9/1/2026, LOC: Mizuho Bank Ltd.	700,000	700,000
New York City, NY, Municipal Water Finance Authority Revenue, Series CC, 2.9% (b), 9/1/2026, SPA: TD Bank NA	1,400,000	1,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-6, 2.9% (b), 9/1/2026, SPA: Mizuho Bank Ltd.	800,000	800,000
Series DD-2, 3.0% (b), 9/1/2026, SPA: JPMorgan Chase Bank NA	200,000	200,000
Series BB, 5.0%, 6/15/2056	5,000,000	5,060,900
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series H-3, 3.0% (b), 9/1/2026, SPA: Bank of America NA	900,000	900,000
Series C-4, 3.05% (b), 9/1/2026, SPA: Barclays Bank PLC	700,000	700,000
Series D, 4.25%, 5/1/2054	10,000,000	8,976,415
Series C, 5.0%, 11/1/2050	7,035,000	7,088,854
New York, NY, General Obligation, Series A, 4.0%, 8/1/2040	3,500,000	3,271,192
		70,434,950

North Carolina 3.1%
City of Durham, NC, Water & Sewer Utility System Revenue:
4.25%, 8/1/2052	1,500,000	1,410,442
5.0%, 8/1/2055	4,250,000	4,381,210
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AG	5,000,000	5,014,467
		10,806,119
Ohio 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	4,400,000	3,364,714
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	4,435,000	4,593,844
Franklin County, OH, Trinity Health Corp., Obligated Group Revenue:
Series OH, 2.65% (a), 12/1/2048	2,500,000	2,500,268
Series A, 5.0%, 12/1/2047	2,950,000	2,974,954
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	583,197
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,359,610
		16,376,587
Oklahoma 0.5%
Oklahoma, State Municipal Power Authority Revenue, Series A, 5.25%, 1/1/2056, INS: AG	1,500,000	1,558,052
Oregon 0.0%
Oregon, State Facilities Authority Revenue, PeaceHealth Obligated Group, Series B, 2.75% (b), 9/1/2026, LOC: TD Bank NA	100,000	100,000
Pennsylvania 3.0%
Allegheny County, PA, Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2055, INS: AG	2,000,000	2,059,338
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series 2025-B, 5.0%, 3/15/2050	1,000,000	1,003,470
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management PA Obligated Group, AMT, 3.0% (a), 8/1/2045	2,000,000	2,000,175
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project, AMT, 6.0%, 6/30/2061	3,500,000	3,652,673
Pennsylvania, Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.0%, 12/1/2051	2,500,000	1,753,840
		10,469,496
South Carolina 1.1%
South Carolina, Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	3,947,759
Tennessee 1.8%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2036	1,040,000	1,058,117
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC, Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,172,296
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.25%, 7/1/2051	1,200,000	1,227,563
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,650,000	1,284,335
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,406,716
		6,149,027

Texas 27.6%
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series A, 5.25%, 2/15/2045	250,000	260,035
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	374,999
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	3,960,829
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,274,173
Houston, TX, Airport System Revenue, Series A, AMT, 4.5%, 7/1/2053, INS: AG	5,000,000	4,617,152
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,345,000	2,443,285
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,401,639
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,651,099
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,744,353
5.0%, 1/1/2050	1,435,000	1,444,161
Prosper, TX, Independent School District, General Obligation, 4.5%, 2/15/2055	2,000,000	1,896,349
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,053,663
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare:
Series A, 2.95% (b), 9/1/2026, SPA: JPMorgan Chase Bank NA	2,300,000	2,300,000
Series C, 2.95% (b), 9/1/2026, SPA: Royal Bank of Canada	2,400,000	2,400,000
Texas, Dallas Independent School District, General Obligation, Series A, 5.0%, 2/15/2056	4,000,000	4,062,128
Texas, Frenship Independent School District, General Obligation, 5.0%, 2/15/2055	5,000,000	5,061,177
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,127,361
Texas, JPMorgan Chase Putters/Drivers Trust, Revenue, Series 2026-5113, 144A, 2.38% (b), 9/7/2026, LIQ: JPMorgan Chase Bank NA	9,760,000	9,760,000
Texas, Lamar Consolidated Independent School District, General Obligation:
4.0%, 2/15/2053	6,000,000	5,093,769
5.0%, 2/15/2056	4,000,000	4,044,569
Series A, 5.0%, 2/15/2058	3,720,000	3,742,053
Texas, Lower Colorado River Authority Revenue, LCRA Transmission Services Corp.:
5.0%, 5/15/2055	3,500,000	3,517,304
5.25%, 5/15/2056	4,000,000	4,097,146
Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	4,548,347
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,757,148
Texas, State General Obligation:
2.45% (b), 9/7/2026, SPA: JPMorgan Chase Bank NA	470,000	470,000
Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,747,693
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	775,000	782,501
Texas, State Water Development Board Revenue, Revolving Fund, 4.75%, 10/15/2055	5,000,000	4,877,888
		95,510,821
Virginia 2.6%
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	535,644
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,872,276
AMT, 5.0%, 12/31/2052	3,775,000	3,662,636
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AG	2,240,000	2,000,713
		9,071,269

Washington 1.9%
Port of Seattle, WA, Revenue Bonds, Series B, AMT, 5.5%, 10/1/2050	4,000,000	4,171,467
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,395,077
		6,566,544
West Virginia 1.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,024,318
Series A, 5.5%, 6/1/2050	2,500,000	2,607,618
		4,631,936
Wisconsin 2.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	884,320
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	2,000,000	2,056,416
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 6.5%, 6/30/2060	1,030,000	1,127,472
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,264,123
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,778,833
		9,111,164
Puerto Rico 2.7%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,799,180
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	14,900,000	5,363,245
		9,162,425
Total Municipal Investments (Cost $529,510,959)		526,098,825

Underlying Municipal Bonds of Inverse Floaters (c) 6.0%
Pennsylvania 3.0%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (d)	10,000,000	10,410,597
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 12.63%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 3.0%
Texas, New Braunfels Independent School District, General Obligation, Series B, 5.0%, 2/1/2045 (d)	10,000,000	10,330,012
Trust: Texas, New Braunfels Independent School District, General Obligation, Series 2022-XM1063, 144A, 11.69%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $20,806,185)		20,740,609

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.27% (e) (Cost $19,577)	19,575	19,577

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $550,336,721)	157.9	546,859,011
Floating Rate Notes (c)	(4.3)	(15,000,000)
Series 2020-1 VMTPS	(54.9)	(190,000,000)
Other Assets and Liabilities, Net	1.3	4,458,189
Net Assets Applicable to Common Shareholders	100.0	346,317,200
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$546,839,434	$—	$546,839,434
Open-End Investment Companies	19,577	—	—	19,577
Total	$19,577	$546,839,434	$—	$546,859,011

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMIT-PH3